New Standards and Interpretations Not Yet Adopted - Additional Information (Detail) - Effect of transition to IFRS 16 [member]	Dec. 31, 2018 USD ($)
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized additional liabilities	$ 390,000,000
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized additional liabilities	$ 430,000,000